Shareholder Report, Holdings (Details) - The BeeHive ETF	Jun. 30, 2026
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Amcor PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Airbus SE, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%